Significant Assumptions Used in Determining Underlying Fair Value of Weighted-Average Options Granted (Detail) (USD $)	12 Months Ended
	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average calculated value	$ 8.81
Service Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	48.20%	44.70%	55.00%
Risk free interest rate	1.15%	0.78%	1.46%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term - in years	6 years 6 months	4 years 10 months 24 days	4 years
Weighted average calculated value	$ 4.72	$ 2.43	$ 0.98
Performance Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	47.00%	50.00%	55.00%
Risk free interest rate	1.06%	0.33%	1.47%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term - in years	6 years 6 months	3 years	4 years
Weighted average calculated value	$ 4.16	$ 2.25	$ 0.52